Disclosure of Detailed Information About Intangible Assets (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	$ 24,595,742	$ 27,499,471
Disposal of Motorsports		(4,023,146)
Foreign exchange and other	(307,381)	458,254
Intangible Assets, Balance	24,288,361	23,934,579
Intangible Assets, Amortization, Balance	12,113,498	8,057,149
Amortization	948,961	1,571,148
Disposal of Motorsports		(956,689)
Foreign exchange	(302,689)	298,675
Intangible Assets, Amortization, Balance	12,759,770	8,970,283
Intangible assets other than goodwill	11,528,591		$ 12,482,244
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	9,430,265	9,430,265
Disposal of Motorsports
Foreign exchange and other
Intangible Assets, Balance	9,430,265	9,430,265
Intangible Assets, Amortization, Balance	2,514,737	628,684
Amortization	471,513	471,513
Disposal of Motorsports
Foreign exchange
Intangible Assets, Amortization, Balance	2,986,250	1,100,197
Intangible assets other than goodwill	6,444,015		6,915,528
Application Platforms [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	1,073,045	1,322,802
Disposal of Motorsports
Foreign exchange and other	(11,723)	20,516
Intangible Assets, Balance	1,061,322	1,343,318
Intangible Assets, Amortization, Balance	966,444	793,041
Amortization	28,000	51,594
Disposal of Motorsports
Foreign exchange	(11,723)	17,427
Intangible Assets, Amortization, Balance	982,721	862,062
Intangible assets other than goodwill	78,601		106,601
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	8,330,683	10,763,975
Disposal of Motorsports		(3,598,869)
Foreign exchange and other	(219,879)	322,019
Intangible Assets, Balance	8,110,804	7,487,125
Intangible Assets, Amortization, Balance	6,340,302	4,909,000
Amortization	212,167	779,385
Disposal of Motorsports		(532,412)
Foreign exchange	(219,879)	301,761
Intangible Assets, Amortization, Balance	6,332,590	5,457,734
Intangible assets other than goodwill	1,778,214		1,990,381
Brand [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	2,137,449	2,310,475
Disposal of Motorsports		(201,627)
Foreign exchange and other	(63,862)	101,056
Intangible Assets, Balance	2,073,587	2,209,904
Intangible Assets, Amortization, Balance	1,375,647	1,077,491
Amortization	101,666	122,746
Disposal of Motorsports		(201,627)
Foreign exchange	(46,975)	49,090
Intangible Assets, Amortization, Balance	1,430,338	1,047,700
Intangible assets other than goodwill	643,249		761,802
Customer Lists and Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	3,624,300	3,671,954
Disposal of Motorsports		(222,650)
Foreign exchange and other	(11,917)	14,663
Intangible Assets, Balance	3,612,383	3,463,967
Intangible Assets, Amortization, Balance	916,368	648,933
Amortization	135,615	145,910
Disposal of Motorsports		(222,650)
Foreign exchange	(24,112)	(69,603)
Intangible Assets, Amortization, Balance	1,027,871	$ 502,590
Intangible assets other than goodwill	$ 2,584,512		$ 2,707,932